Consolidated Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net loss	$ (4,592,400)	$ (4,324,321)	$ (5,006,249)	$ (5,391,114)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	3,203,147	3,782,870	5,067,982	5,704,004
Impairment of assets			400,000	849,083
Provision for doubtful accounts	45,520	427,000	491,000	304,598
Write-down of note receivable	100,745
Write-down of capitalized development costs	78,361
Deferred compensation	368,193
Stock based compensation	1,092,282	579,416	790,304	434,827
Loss (gain) on sale of discontinued operations			989,364	(168,813)
Other			1,290	15,018
Change in operating assets and liabilities:
Restricted cash	140,083	467,627	497,792	253,789
Accounts receivable	1,582,911	(1,456,157)	(320,384)	2,799,042
Prepaid expenses and other assets	157,490	(22,576)	(39,247)	(330,004)
Accounts payable	(1,346,404)	1,215,156	1,048,511	(658,870)
Deferred revenue	(1,838)	(64,354)	(92,852)	327,322
Other accrued expenses and current liabilities	(43,951)	45,279	(90,828)	500,792
Net cash provided by operating activities from continuing operations	784,139	649,940	3,736,683	4,639,674
Net cash (used in) provided by operating activities from discontinued operations	(376,424)	1,236,070	(389,699)	37,869
Net cash provided by operating activities	407,715	1,886,010	3,346,984	4,677,543
Investing activities:
Purchasing of equipment, software, and capitalized development costs	(430,610)	(674,671)	(659,451)	(1,376,790)
Purchase of names database and exclusivity rights	(2,143,370)	(1,377,151)	(2,444,598)	(2,099,897)
Proceeds from sale of discontinued operations		247,147	1,434,923	749,985
Proceeds from the sale of property and equipment			20,018
Net cash used in investing activities	(2,573,980)	(1,804,675)	(1,649,108)	(2,726,702)
Financing activities:
Proceeds from term note				2,700,000
Principal payments made on term note and capital leases		(2,240,200)	(3,627,443)	(3,273,234)
Advances from credit note	4,631,144	25,142,000	40,067,000	39,284,056
Payments on credit note	(4,059,056)	(26,182,000)	(42,862,000)	(40,853,283)
Proceeds from issuance of common stock	2,635,796			4,674,433
Net cash (used in) provided by financing activities	3,207,884	(3,280,200)	(6,422,443)	2,531,972
Net (decrease) increase in cash	1,041,619	(3,198,865)	(4,724,567)	4,482,813
Cash, beginning of year	118,561	4,843,128	4,843,128	360,315
Cash, end of year	1,160,180	1,644,263	118,561	4,843,128
Supplemental information:
Interest paid	312,912	428,987	548,371	743,789
Income taxes paid, net			2,642	20,904
Non-cash investing activities:
Equipment under capital leases		19,236	19,236	133,808
Sale of assets through note receivable			140,472
Furniture and fixtures sold under notes receivable		140,472
MSA assets sold under notes receivable		766,636
Restricted advances on term-note payable	475,000
Payment of litigation settlements with common stock	365,400
Retirement of 164,869 shares of treasury stock	$ 626,502